Government grants (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Government Grants [Abstract]
Property plant, and equipment, government assistance	$ 5,000,000	$ 3,000,000
Cost of sales, government assistance	8,000,000	5,000,000
Other, government assistance	$ 7,000,000	$ 0